Income Taxes (Tables)	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	September 27, 2013	September 28, 2012
Current deferred tax assets:
Accrued liabilities	$4,361	$2,546
Inventory	3,466	3,376
Deferred revenue	2,251	1,835
Contingent consideration	—	261
Accounts receivable	59	246
Federal net operating loss	267	—

Current net deferred tax assets	$10,404	$8,264

Non-current deferred tax assets (liabilities):
Federal and foreign net operating losses and credits	$4,718	$4,782
Intangible assets	(2,554)	(5,655)
Property and equipment	(2,889)	(2,457)
Valuation allowance	(856)	(761)

Non-current net deferred tax assets (liabilities)	(1,581)	(4,091)

Total deferred tax asset	$8,823	$4,173

Summary of Domestic and Foreign Income (Loss) from Continuing Operations Before Taxes

The domestic and foreign income (loss) from continuing operations before taxes were as follows (in thousands):

	Fiscal Years
	2013	2012	2011
United States	$13,052	$7,443	$(16,163)
Foreign	14,279	4,846	15,712

Income (loss) from operations before income taxes	$27,331	$12,289	$(451)

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Current:
Federal	$11,287	$10,487	$8,587
State	1,512	2,141	1,044
Foreign	986	1,340	1,047

Current provision	13,785	13,968	10,678

Deferred:
Federal	(3,326)	2,569	6,006
State	(1,146)	258	368
Foreign	(273)	(1,387)	943
Change in valuation allowance	95	545	(16,676)

Deferred provision (benefit)	(4,650)	1,985	(9,359)

Total provision	$9,135	$15,953	$1,319

Reconciliation of Effective Tax Rates

The Company’s effective tax rates differ from the federal and statutory rate as follows:

	Fiscal Years
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
Nitronex losses	8.3	23.0	—
Foreign rate differential	(9.5)	(28.4)	(157.9)
State taxes net of federal benefit	2.1	10.1	(203.6)
Change in tax status	—	(9.3)	—
Class B Conversion and warrant liabilities	4.1	95.9	(3,478.0)
Change in valuation allowance	0.3	3.7	3,742.6
Research and development credits	(8.0)	(3.7)	277.6
Provision to return adjustments	—	—	(325.4)
Nondeductible compensation expense	0.6	1.7	(138.2)
Other permanent differences	0.5	1.8	(44.6)

Effective income tax rate	33.4%	129.8%	(292.5)%

Activity Related to Unrecognized Tax Benefits

Activity related to unrecognized tax benefits is as follows (in thousands):

Balance—October 2, 2010 and September 30, 2011	$437
Additions based on current year tax positions	597
Reductions based on prior year tax positions	(437)

Balance—September 28, 2012	597
Reductions based on prior year tax positions	(597)

Balance—September 27, 2013	$—

Summary of Fiscal Tax Years Examination by Jurisdictions

A summary of the fiscal tax years that remain subject to examination, as of September 27, 2013, for the Company’s significant tax jurisdictions are:

Jurisdiction	Tax Years Subject to Examination
United States—federal	2000—forward
United States—various states	2009—forward

Ireland	2009—forward